CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other comprehensive income (loss), tax	¥ 0	¥ 0